Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000246458
Shareholder Report [Line Items]
Fund Name	LG QRAFT AI-Powered U.S. Large Cap Core ETF
Trading Symbol	LQAI
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	855-973-7880
Additional Information Website	https://www.qraftaietf.com/lqai
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 4,556,731
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 17,148
InvestmentCompanyPortfolioTurnover	339.00%
C000211432
Shareholder Report [Line Items]
Fund Name	QRAFT AI-Enhanced U.S. Large Cap ETF
Trading Symbol	QRFT
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	855-973-7880
Additional Information Website	https://www.qraftaietf.com/qrft
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 13,191,354
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 46,293
InvestmentCompanyPortfolioTurnover	116.00%
C000211433
Shareholder Report [Line Items]
Fund Name	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Trading Symbol	AMOM
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	855-973-7880
Additional Information Website	https://www.qraftaietf.com/amom
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 40,290,525
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 105,056
InvestmentCompanyPortfolioTurnover	136.00%